Note 14 - Stock Compensation Plans	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note
14
– Stock Compensation Plans

Employee Stock Ownership Plan

The Company maintains an Employee Stock Ownership Plan (ESOP) for the benefit of employees who meet the eligibility requirements of the plan.  Using proceeds from a loan from the Company, the ESOP purchased
8%,
or
222,180
shares of the Company's then outstanding common stock in the open market during
2007.
  The Bank makes cash contributions to the ESOP on a quarterly basis sufficient to enable the ESOP to make the required loan payments to the Company.  The loan bears an interest rate of
7.75%
per annum, with principal and interest to be paid quarterly in equal installments over
15
years. The loan is secured by the unallocated shares of common stock held by the ESOP.

Shares of the Company's common stock purchased by the ESOP are held in a suspense account and reported as unallocated common stock held by the ESOP in stockholders' equity until released for allocation to participants.  As the debt is repaid, shares are released from collateral and are allocated to each eligible participant based on the ratio of each such participant's base compensation to the total base compensation of eligible plan participants.  As the unearned shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average market value of the shares, and the shares become outstanding for earnings per share computations.  During the years ended
December
31,
2016
and
2015,
the Company recognized
$182,000
and
$170,000
of ESOP expense, respectively.

The following table represents the components of the ESOP shares at
December
31,
2016
and
2015:

	2016	2015
Allocated shares	153,647	139,219
Unreleased shares	68,533	82,961
Total ESOP shares	222,180	222,180

Fair value of unreleased shares (in thousands)	$822	$1,004

Recognition and Retention and Stock Incentive Plans

In
May
2008,
the shareholders of Quaint Oak Bancorp approved the adoption of the
2008
Recognition and Retention Plan (the "RRP") and Trust Agreement.  In order to fund the RRP, the
2008
Recognition and Retention Plan Trust acquired
111,090
shares of the Company's stock in the open market at an average price of
$4.68
totaling
$520,000.
  In
May
2013,
the shareholders of Quaint Oak Bancorp approved the adoption of the
2013
Stock Incentive Plan (the "Stock Incentive Plan").  The Stock Incentive Plan provides that no more than
48,750,
or
25%,
of the shares
may
be granted as restricted stock awards.

As of
December
31,
2016,
a total of
20,524
awards of restricted stock were unvested under the RRP and Stock Incentive Plan and
21,968
restricted stock awards were available for future grant under the Stock Incentive Plan and none under the RRP.  The RRP and Stock Incentive Plan share awards have vesting periods of five
years.

A summary of the status of the shares under the RRP and Stock Incentive Plan as of
December
31,
2016
and
2015
is as follows:

	2016		2015
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	30,784	$8.10	41,966	$8.09
Granted	--	--	--	--
Vested	(10,260)	8.10	(10,582)	8.06
Forfeited	--	--	(600)	8.10
Unvested at the end of the year	20,524	$8.10	30,784	$8.10

Compensation expense on the restricted stock awards is recognized ratably over the five
year vesting period in an amount which is equal to the fair value of the common stock at the date of grant.  During the years ended
December
31,
2016
and
2015,
the Company recognized
$84,000
and
$82,000
of compensation expense, respectively. A tax benefit of approximately
$29,000
and
$28,000,
respectively was recognized during each of these periods.  As of
December
31,
2016,
approximately
$115,000
in additional compensation expense will be recognized over the remaining service period of approximately
1.4
years.

Stock Options

In
May
2008,
the shareholders of Quaint Oak Bancorp approved the adoption of the
2008
Stock Option Plan (the "Option Plan").  The Option Plan authorizes the grant of stock options to officers, employees and directors of the Company to acquire
277,726
shares of common stock with an exercise price no less than the fair market value on the date of the grant.  The Stock Incentive Plan approved by shareholders in
May
2013
covered a total of
195,000
shares, of which
48,750
may
be restricted stock awards, for a balance of
146,250
stock options assuming all the restricted shares are awarded.

For grants in
May
2008,
the Compensation Committee of the Board of Directors determined to grant the stock options at an exercise price equal to
$5.00
per share (split-adjusted) which is higher than the fair market value of the common stock on the grant date.  All incentive stock options issued under the Option Plan and the Stock Incentive Plan are intended to comply with the requirements of Section
422
of the Internal Revenue Code.

As of
December
31,
2016,
a total of
316,348
grants of stock options were outstanding under the Option Plan and Stock Incentive Plan and
56,276
stock options were available for future grant under the Stock Incentive Plan and none
under the Option Plan.  Options will become vested and exercisable over a five
year period and are generally exercisable for a period of
ten
years after the grant date.

A summary of option activity under the
Company's Option Plan and Stock Incentive Plan for the years ended
December
31
,
2016
and
2015
is
as follows:

	2016			2015
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	354,266	$6.33	4.7	369,140	$6.30	5.7
Granted	--	--	--	--	--	--
Exercised	(37,918)	5.00	--	(13,434)	5.00	--
Forfeited	--	--	--	(1,440)	8.10	--
Outstanding at the end of the period	316,348	$6.49	3.8	354,266	$6.33	4.7
Exercisable at the end of the period	255,708	$6.11	3.2	261,866	$5.71	3.5

At
December
31,
2016,
the aggregate intrinsic value of options outstanding was
$1.7
million and options exercisable was
$1.5
million. At
December
31,
2015,
the aggregate intrinsic value of the options outstanding was
$2.0
million and options exercisable was
$1.7
million. The aggregate intrinsic value of a stock option represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holder had all option holders exercised their options on
December
31,
2016
and
December
31,
2015.
This amount changes based on changes in the market value of the Company's common stock.

During the years ended
December
31,
2016
and
2015,
the Company recognized
$45,000
and
$53,000
of compensation expense, respectively. A tax benefit of approximately
$11,000
and
$14,000,
respectively, was recognized during these periods.  As of
December
31,
2016,
approximately
$62,000
in additional compensation expense will be recognized over the remaining service period of approximately
1.4
years.